UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 24, 2009

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       45

Form 13F Information Table value total:       $77428



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Accenture Ltd Cl A         CL A             G1150G111        697   25369SH       SOLE                 0       0  25369
Baxter International       COM              071813109        768   14993SH       SOLE                 0       0  14993
Becton, Dickinson and CompaCOM              075887109        408    6064SH       SOLE                 0       0   6064
Blackrock Invt Qlty Muni   COM              09247D105        146   13536SH       SOLE                 0       0  13536
BP ADR                     SPONSORED ADR    055622104        400    9970SH       SOLE                 0       0   9970
Chevron Corporation        COM               166764100       791   11767SH       SOLE                 0       0  11767
Church & Dwight Co Inc     COM               171340102       664   12720SH       SOLE                 0       0  12720
Colgate-Palmolive Company  COM               194162103       773   13108SH       SOLE                 0       0  13108
Devon Energy Corporation   COM              25179M103        302    6764SH       SOLE                 0       0   6764
Dun & Bradstreet CorporatioCOM              26483E100        895   11628SH       SOLE                 0       0  11628
Exxon Mobil Corporation    COM              30231G102       2509   36850SH       SOLE                 0       0  36850
Ford Motor Company         COM               345370860        27   10100SH       SOLE                 0       0  10100
General Dynamics Corp      COM               369550108       234    5616SH       SOLE                 0       0   5616
H.J. Heinz Company         COM               423074103       570   17256SH       SOLE                 0       0  17256
Hewlett-Packard Company    COM               428236103       946   29511SH       SOLE                 0       0  29511
Int'l Business Machines    COM               459200101       281    2903SH       SOLE                 0       0   2903
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457     11115  131818SH       SOLE                 0       0 131818
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      5012  133337SH       SOLE                 0       0 133337
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      2935  118281SH       SOLE                 0       0 118281
iShares S&P Global Telecom S&P GBL TELCM     464287275       668   15248SH       SOLE                 0       0  15248
iShares S&P Global Timber  S&P GTFIDX ETF    464288174       477   21275SH       SOLE                 0       0  21275
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      2145   83642SH       SOLE                 0       0  83642
L-3 Communications Hldgs   COM               502424104       573    8452SH       SOLE                 0       0   8452
Lab Corp of America        COM              50540R409        745   12745SH       SOLE                 0       0  12745
Lincoln Elec Hldgs Inc     COM               533900106       229    7228SH       SOLE                 0       0   7228
Macrovision Solutions Cp   COM              55611C108        427   23993SH       SOLE                 0       0  23993
Mettler Toledo Intl Inc    COM               592688105       326    6347SH       SOLE                 0       0   6347
Netflix Inc                COM              64110L106        386    8999SH       SOLE                 0       0   8999
NIKE, Inc.                 COM               654106103       799   17037SH       SOLE                 0       0  17037
PG&E Corp                  COM              69331C108        221    5771SH       SOLE                 0       0   5771
Plum Creek Timber Co       COM               729251108      3098  106583SH       SOLE                 0       0 106583
Praxair, Inc.              COM              74005P104        913   13573SH       SOLE                 0       0  13573
Procter & Gamble Company   COM               742718109       439    9321SH       SOLE                 0       0   9321
Schlumberger Limited       COM               806857108       465   11452SH       SOLE                 0       0  11452
Southern Company           COM               842587107       471   15387SH       SOLE                 0       0  15387
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      10056  270032SH       SOLE                 0       0 270032
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       2914   95033SH       SOLE                 0       0  95033
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       1440   43889SH       SOLE                 0       0  43889
SPDR LB Int'l Treasury BondLEHMN INTL ETF   78464A516        420    8206SH       SOLE                 0       0   8206
Teva Pharmaceutical ADR    COM               881624209       357    7929SH       SOLE                 0       0   7929
Thermo Fisher Scientific   COM               883556102       716   20060SH       SOLE                 0       0  20060
Vanguard Total Bond Market TOTAL BND MRKT    921937835     18602  241112SH       SOLE                 0       0 241112
Wal-Mart Stores, Inc.      COM               931142103       672   12901SH       SOLE                 0       0  12901
Walt Disney Company        COM               254687106       192   10559SH       SOLE                 0       0  10559
Wyeth                      COM               983024100       203    4715SH       SOLE                 0       0   4715